Related Party Transactions (Details Narrative)			6 Months Ended
	Aug. 01, 2020 USD ($) m²	Jan. 02, 2020 USD ($) m²	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Apr. 30, 2021 USD ($)	Jun. 30, 2020 USD ($)
Cost of revenue to related parties			$ 285,258	$ 351,601
Accounts receivable from a related party			497,974			$ 559,465
Payments to related parties			909,651
Rent income			233,857	366,236
Lease Agreement [Member]
Area of land | m²		8,640
Lease term		10 years
Lease Agreement [Member] | Dongguan Jiasheng Enterprise Co., Ltd. [Member]
Area of land | m²	580
Lease term	10 years
Annual lease payment	$ 35,000
Lease description	Annual lease payment from Dogness Network amounted to approximately $35,000 and is subject to 15% increase every three years.
Rent income			16,099
Linsun Smart Technology Co Ltd [Member]
Payments to related parties			1,004,185
Linsun Smart Technology Co Ltd [Member] | Lease Agreement [Member]
Annual lease payment		$ 240,000
Lease description		Annual lease payment from Linsun amounted to approximately $240,000 and is subject to 15% increase every three years.
Rent income			119,956
Dogness Network Technology Co Ltd [Member]
Accounts receivable from a related party			$ 497,974			$ 559,465
Payments to related parties				$ 1,295,498
Subsequent Event [Member]
Accounts receivable from a related party					$ 181,409